COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Commitments
2017	$867
2018	483
2019	323
2020	206
2021	180
2022 and there after	1,080

$3,139